Accounts Receivable - Disclosure of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of accounts receivables [abstract]
Credit cards	$ 35,882	$ 64,595
Cargo and other travel agencies	10,052	19,389
Airlines and clearing house	6,156	31,087
Government	5,466	8,031
Trade receivables from related parties	1,429	147
Other	13,187	14,250
Total accounts receivable	72,172	137,499
Allowance for expected credit losses	(6,483)	(5,579)
Trade and other receivables	65,689	131,920
Trade and other receivables current and non - current
Current	64,635	129,781
Non - current	1,054	2,139
Trade and other receivables	$ 65,689	$ 131,920